Net Loss Per Share Attributable to Common Stockholders (Details) - Schedule of basic and diluted loss per share - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of basic and diluted loss per share [Abstract]
Net loss attributable to common stockholders	$ (7,799,529)	$ (8,338,807)
Basic and diluted weighted average common shares outstanding	5,861,730	949,544
Loss per share:
Basic and diluted	$ (1.33)	$ (8.78)